LONG TERM DEBT (Details 6) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Carrying value	34,407	22,725
Notes One 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 15, 2011
Currency	US$
Coupon (%)	10.00	10.00
Carrying value	290	303
Notes Two 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 15, 2011
Currency	¥
Coupon (%)	4.25	4.25
Carrying value	625	572
Notes 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 15, 2020
Currency	US$
Coupon (%)	6.20	-
Carrying value	1,662	0
Notes 2021 [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 22, 2021
Currency	US$
Coupon (%)	5.75	-
Carrying value	1,691	0
Notes 2049 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 29, 2049
Currency	US$
Coupon (%)	8.70	8.70
Carrying value	833	867
Bonds One 2033 [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 01, 2033
Currency	CLP
Coupon (%)	3.50	3.50
Carrying value	79	67
Bonds Two 2033 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 01, 2033
Currency	CLP
Coupon (%)	4.50	4.50
Carrying value	66	69
Bonds 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 22, 2015
Currency	€
Coupon (%)	1.98	-
Carrying value	154	0
Bank Deposit Certificate One 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 02, 2012
Currency	R$
Coupon (%)	CDI + 3.50	CDI + 3.50
Carrying value	7,465	6,781
Bank Deposit Certificate Two 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 15, 2012
Currency	R$
Coupon (%)	CDI + 4.00	CDI + 4.00
Carrying value	294	267
Bank Deposit Certificate Three 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 17, 2012
Currency	R$
Coupon (%)	CDI + 3.80	CDI + 3.80
Carrying value	892	809
Bank Deposit Certificate Four 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 21, 2012
Currency	R$
Coupon (%)	CDI + 3.90	CDI + 3.90
Carrying value	881	800
Bank Deposit Certificate Five 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 11, 2012
Currency	R$
Coupon (%)	CDI + 0.38	CDI + 0.38
Carrying value	609	553
Bank Deposit Certificate Six 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 03, 2012
Currency	R$
Coupon (%)	CDI + 0.38	CDI + 0.38
Carrying value	286	260
Bank Deposit Certificate Seven 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 04, 2012
Currency	R$
Coupon (%)	CDI + 7.35	CDI + 7.35
Carrying value	202	171
Bank Deposit Certificate Eight 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 08, 2012
Currency	R$
Coupon (%)	CDI + 3.80	CDI + 3.80
Carrying value	131	119
Bank Deposit Certificate Nine 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 08, 2012
Currency	R$
Coupon (%)	IGPM + 7.31	IGPM + 7.31
Carrying value	249	211
Bank Deposit Certificate Ten 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 11, 2012
Currency	R$
Coupon (%)	CDI + 0.45	CDI + 0.45
Carrying value	632	574
Bank Deposit Certificate Eleven 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Nov. 01, 2012
Currency	R$
Coupon (%)	CDI + 0.35	CDI + 0.35
Carrying value	418	379
Bank Deposit Certificate Twelve 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 17, 2012
Currency	R$
Coupon (%)	CDI + 2.50	CDI + 2.50
Carrying value	615	559
Bank Deposit Certificate Thirteen 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 27, 2012
Currency	R$
Coupon (%)	CDI + 2.50	CDI + 2.50
Carrying value	61	56
Bank Deposit Certificate One 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 24, 2013
Currency	R$
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	342	310
Bank Deposit Certificate Two 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 30, 2013
Currency	R$
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	342	309
Bank Deposit Certificate Three 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 01, 2013
Currency	R$
Coupon (%)	CDI + 0.50	CDI + 0.50
Carrying value	2,487	2,255
Bank Deposit Certificate Four 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 01, 2013
Currency	R$
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	205	186
Bank Deposit Certificate Five 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 07, 2013
Currency	R$
Coupon (%)	CDI + 0.50	CDI + 0.50
Carrying value	323	293
Bank Deposit Certificate Six 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 08, 2013
Currency	R$
Coupon (%)	CDI + 0.50	CDI + 0.50
Carrying value	15	14
Bank Deposit Certificate Seven 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 08, 2013
Currency	R$
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	15	14
Bank Deposit Certificate Eight 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 13, 2013
Currency	R$
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	136	123
Bank Deposit Certificate Nine 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 18, 2013
Currency	R$
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	11	10
Bank Deposit Certificate Ten 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 21, 2013
Currency	R$
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	14	12
Bank Deposit Certificate Eleven 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 22, 2013
Currency	R$
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	37	34
Bank Deposit Certificate Twelve 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 25, 2013
Currency	R$
Coupon (%)	CDI + 0.50	CDI + 0.50
Carrying value	83	76
Bank Deposit Certificate Thirteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 04, 2013
Currency	R$
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	7	6
Bank Deposit Certificate Fourteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 11, 2013
Currency	R$
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	7	6
Bank Deposit Certificate Fifteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 05, 2013
Currency	R$
Coupon (%)	CDI + 6.00	CDI + 6.00
Carrying value	13	12
Bank Deposit Certificate Sixteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 15, 2013
Currency	R$
Coupon (%)	CDI + 6.00	CDI + 6.00
Carrying value	12	11
Bank Deposit Certificate Seventeen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 29, 2013
Currency	R$
Coupon (%)	-	CDI + 7.00
Carrying value	0	3
Bank Deposit Certificate Eighteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	May 06, 2013
Currency	R$
Coupon (%)	-	CDI + 7.00
Carrying value	0	8
Bank Deposit Certificate Nineteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	May 09, 2013
Currency	R$
Coupon (%)	CDI + 6.00	CDI + 6.00
Carrying value	13	12
Bank Deposit Certificate Twenty 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 24, 2013
Currency	R$
Coupon (%)	CDI + 7.00	CDI + 7.00
Carrying value	26	12
Bank Deposit Certificate Twenty One 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Nov. 27, 2013
Currency	R$
Coupon (%)	CDI + 2.00	CDI + 2.00
Carrying value	100	91
Bank Deposit Certificate One 2014 [Member]
Debt Instrument [Line Items]
Maturity date	May 22, 2014
Currency	R$
Coupon (%)	CDI + 0.35	CDI + 0.35
Carrying value	2,655	2,516
Bank Deposit Certificate Two 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 04, 2014
Currency	R$
Coupon (%)	CDI + 0.46	CDI + 0.46
Carrying value	72	65
Bank Deposit Certificate Three 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 08, 2014
Currency	R$
Coupon (%)	IGPM + 7.35	IGPM + 7.35
Carrying value	52	44
Bank Deposit Certificate Four 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 14, 2014
Currency	R$
Coupon (%)	CDI + 12.00	CDI + 12.00
Carrying value	1,256	1,131
Bank Deposit Certificate Five 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 04, 2014
Currency	R$
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	14	13
Bank Deposit Certificate 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Sep. 21, 2015
Currency	R$
Coupon (%)	CDI + 19.80	CDI + 19.80
Carrying value	523	468
Bank Deposit Certificate One 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 13, 2016
Currency	R$
Coupon (%)	CDI + 14.00	-
Carrying value	554	0
Bank Deposit Certificate Two 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 18, 2016
Currency	R$
Coupon (%)	CDI + 13.00	-
Carrying value	1,821	0
Bank Deposit Certificate Three 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 26, 2016
Currency	R$
Coupon (%)	CDI + 13.00	-
Carrying value	248	0
Bank Deposit Certificate Four 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 01, 2016
Currency	R$
Coupon (%)	CDI + 13.00	-
Carrying value	110	0
Bank Deposit Certificate Five 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 02, 2016
Currency	R$
Coupon (%)	CDI + 13.00	-
Carrying value	117	0
Bank Deposit Certificate Six 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 04, 2016
Currency	R$
Coupon (%)	CDI + 10.00	-
Carrying value	4	0
Bank Deposit Certificate Seven 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 04, 2016
Currency	R$
Coupon (%)	CDI + 11.00	-
Carrying value	9	0
Bank Deposit Certificate Eight 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 05, 2016
Currency	R$
Coupon (%)	CDI + 13.00	-
Carrying value	39	0
Bank Deposit Certificate Nine 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 10, 2016
Currency	R$
Coupon (%)	CDI + 10.00	-
Carrying value	60	0
Bank Deposit Certificate Ten 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 10, 2016
Currency	R$
Coupon (%)	CDI + 13.00	-
Carrying value	66	0
Bank Deposit Certificate Eleven 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 11, 2016
Currency	R$
Coupon (%)	CDI + 10.00	-
Carrying value	1	0
Bank Deposit Certificate Twelve 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 12, 2016
Currency	R$
Coupon (%)	CDI + 10.00	-
Carrying value	17	0
Bank Deposit Certificate Thirteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 17, 2016
Currency	R$
Coupon (%)	CDI + 10.00	-
Carrying value	1	0
Bank Deposit Certificate Fourteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 18, 2016
Currency	R$
Coupon (%)	CDI + 10.00	-
Carrying value	3	0
Bank Deposit Certificate Fifteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 23, 2016
Currency	R$
Coupon (%)	CDI + 10.00	-
Carrying value	1	0
Bank Deposit Certificate Sixteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 23, 2016
Currency	R$
Coupon (%)	CDI + 13.00	-
Carrying value	1	0
Bank Deposit Certificate Seventeen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 26, 2016
Currency	R$
Coupon (%)	CDI + 10.00	-
Carrying value	4	0
Bank Deposit Certificate Eighteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 03, 2016
Currency	R$
Coupon (%)	CDI + 10.00	-
Carrying value	6	0
Bank Deposit Certificate Nineteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 08, 2016
Currency	R$
Coupon (%)	IPCA + 7.33	-
Carrying value	135	0
Bank Deposit Certificate Twenty 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 27, 2016
Currency	R$
Coupon (%)	CDI + 0.47	CDI + 0.47
Carrying value	773	701
Bank Deposit Certificate 2017 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 08, 2017
Currency	R$
Coupon (%)	IPCA + 7.45	-
Carrying value	403	0
Financial Bills One 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 03, 2016
Currency	R$
Coupon (%)	CDI + 10.00	-
Carrying value	2,329	0
Financial Bills Two 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 18, 2016
Currency	R$
Coupon (%)	CDI + 7.00	-
Carrying value	1	0
Financial Bills Three 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 15, 2016
Currency	R$
Coupon (%)	IPCA + 7.00	-
Carrying value	30	0
Financial Bills 2017 [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 25, 2017
Currency	R$
Coupon (%)	IPCA + 7.00	-
Carrying value	210	0
Redeemable Preferred Shares 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 31, 2015
Currency	US$
Coupon (%)	6.39	1.89
Carrying value	569	573